Operations and Principal Activities - major subsidiaries and VIE (Details) - Shareholders of the VIE	Dec. 31, 2022 $ / shares
Operations and Principal Activities
Purchase price	$ 10
Equity interest shareholders pledge (in percentage)	100.00%